Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 61.4%
Penn Series Index 500 Fund* (Cost $23,801,367)	1,322,920	$52,268,565

AFFILIATED FIXED INCOME FUNDS — 38.4%
Penn Series Quality Bond Fund* (Cost $31,246,200)	2,024,653	32,758,891

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $341,194)	341,194	341,194
TOTAL INVESTMENTS — 100.2% (Cost $55,388,761)		$85,368,650
Other Assets & Liabilities — (0.2)%		(208,419)
TOTAL NET ASSETS — 100.0%		$85,160,231

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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